Related Parties	12 Months Ended
Dec. 31, 2019
Related Parties [Abstract]
Related Parties
47.	Related Parties

(1)	Related parties of the Company as of December 31, 2019 are as follows:

Type	Related party
Parent	Republic of Korea government

Subsidiaries (119 subsidiaries)	Korea Hydro & Nuclear Power Co., Ltd., Korea South-East Power Co., Ltd., Korea Midland Power Co., Ltd., Korea Western Power Co., Ltd., Korea Southern Power Co., Ltd., Korea East-West Power Co., Ltd., KEPCO Engineering & Construction Company, Inc., KEPCO Plant Service & Engineering Co., Ltd., KEPCO Nuclear Fuel Co., Ltd., KEPCO KDN Co., Ltd., Gyeonggi Green Energy Co., Ltd., Korea Offshore Wind Power Co., Ltd., KOSEP Material Co., Ltd., KEPCO International HongKong Ltd., KEPCO International Philippines Inc., KEPCO Philippines Corporation, KEPCO Ilijan Corporation, KEPCO Gansu International Ltd., KEPCO Philippines Holdings Inc., KEPCO Lebanon SARL, KEPCO Neimenggu International Ltd., KEPCO Australia Pty., Ltd., KEPCO Shanxi International Ltd., KOMIPO Global Pte Ltd., KOSEP Australia Pty., Ltd., KOMIPO Australia Pty., Ltd., KOWEPO Australia Pty., Ltd., KOSPO Australia Pty., Ltd., KEPCO Netherlands B.V., KOREA Imouraren Uranium Investment Corp., KEPCO Middle East Holding Company, Qatrana Electric Power Company, KOWEPO International Corporation, KOSPO Jordan LLC, Korea Waterbury Uranium Limited Partnership, PT. Cirebon Power Service, EWP America Inc., KHNP Canada Energy, Ltd., KEPCO Bylong Australia Pty., Ltd., KNF Canada Energy Limited, KEPCO Holdings de Mexico, KST Electric Power Company S.A.P.I. de C.V., KEPCO Energy Service Company, KEPCO Netherlands S3 B.V., PT. KOMIPO Pembangkitan Jawa Bali, EWP Barbados 1 SRL, PT. Tanggamus Electric Power, KOMIPO America Inc., KOSEP USA, Inc., PT. EWP Indonesia, KEPCO Netherlands J3 B.V., Global One Pioneer B.V., Global Energy Pioneer B.V., Mira Power Limited, EWP Philippines Corporation, KEPCO KPS Philippines Corp., KOSPO Chile SpA, PT. KOWEPO Sumsel Operation And Maintenance Services, Commerce and Industry Energy Co., Ltd., Gyeongju Wind Power Co., Ltd., California Power Holdings, LLC, DG Fairhaven Power, LLC, DG Whitefield, LLC, EWP Renewable Corporation, EWPRC Biomass Holdings, LLC, Springfield Power, LLC, HeeMang Sunlight Power Co., Ltd., Fujeij Wind Power Company, KOSPO Youngnam Power Co., Ltd., VI Carbon Professional Private Special Asset Investment Trust 1, Chitose Solar Power Plant LLC., Solar School Plant Co., Ltd., KEPCO Energy Solution Co., Ltd., KOSPO Power Services Limitada, KOEN Bylong Pty., Ltd., KOWEPO Bylong Pty., Ltd., KOSPO Bylong Pty., Ltd., EWP Bylong Pty., Ltd., KOWEPO Lao International, KOMIPO Bylong Pty., Ltd., Energy New Industry Specialized Investment Private Investment Trust., KEPCO US Inc., KEPCO Alamosa LLC, KEPCO Solar of Alamosa, LLC (formerly, Cogentrix of Alamosa, LLC), KEPCO-LG CNS Mangilao Holdings LLC, Mangilao Investment LLC,
KEPCO-LG CNS Mangilao Solar, LLC, Jeju Hanlim Offshore Wind Co., Ltd., PT. Siborpa Eco Power, e-New Industry LB Fund 1, Songhyun e-New Industry Fund, BSK E-New Industry Fund VII, PT. Korea Energy Indonesia, KOLAT SpA, KEPCO California, LLC, KEPCO Mojave Holdings, LLC, Incheon Fuel Cell Co., Ltd., KOEN Service Co., Ltd., KOMIPO Service Co., Ltd., KOWEPO Service Co., Ltd., KOSPO Service Co., Ltd., EWP Service Co., Ltd., PT. KOMIPO Energy Indonesia, KNF partners Co., Ltd., KOSPO USA Inc., Nambu USA LLC, Tamra Offshore Wind Power Co., Ltd., KEPCO MCS Co., Ltd., KEPCO FMS Co., Ltd., Firstkeepers Co., Ltd., Secutec Co., Ltd., SE Green Energy Co., Ltd., KEPCO Mangilao America LLC, Mangilao Intermediate Holdings LLC, KEPCO CSC Co., Ltd., KOAK Power Limited, KOMIPO Europe B.V., Haenanum Energy Fund, Paju Ecoenergy Co., Ltd.

Associates (66 associates)	Dongducheon Dream Power Co., Ltd., Korea Gas Corporation, Daegu Photovoltaic Co., Ltd., Haeng Bok Do Si Photovoltaic Power Co., Ltd., Korea Electric Power Industrial Development Co., Ltd., Goseong Green Energy Co., Ltd., Gangneung Eco Power Co., Ltd., Shin Pyeongtaek Power Co., Ltd., Naepo Green Energy Co., Ltd., Noeul Green Energy Co., Ltd., YTN Co., Ltd., Cheongna Energy Co., Ltd., Samcheok Eco Materials Co., Ltd., Gangwon Wind Power Co., Ltd., Gwangyang Green Energy Co., Ltd., Hyundai Green Power Co., Ltd., Korea Power Exchange, Hyundai Energy Co., Ltd., Ecollite Co., Ltd., Taebaek Wind Power Co., Ltd., Taebaek Guinemi Wind Power Co., Ltd., Pyeongchang Wind Power Co., Ltd., Daeryun Power Co., Ltd., Changjuk Wind Power Co., Ltd., KNH Solar Co., Ltd., S-Power Co., Ltd., Hadong Mineral Fiber Co., Ltd., Green Biomass Co., Ltd., SPC Power Corporation, Gemeng International Energy Co., Ltd., PT. Cirebon Electric Power, KNOC Nigerian East Oil Co., Ltd., KNOC Nigerian West Oil Co., Ltd., PT. Wampu Electric Power, PT. Bayan Resources TBK, Nepal Water & Energy Development Company Private Limited, Pioneer Gas Power Limited, Eurasia Energy Holdings, Xe-Pian Xe-Namnoy Power Co., Ltd., PT. Mutiara Jawa, Jinbhuvish Power Generation Pvt. Ltd., Daejung Offshore Wind Power Co., Ltd., GS Donghae Electric Power Co., Ltd., Busan Green Energy Co., Ltd., Gunsan Bio Energy Co., Ltd., Korea Electric Vehicle Charging Service, Korea Nuclear Partners Co., Ltd., Korea Electric Power Corporation Fund, Energy Infra Asset Management Co., Ltd., Daegu clean Energy Co., Ltd., YaksuESS Co., Ltd., PND solar Co., Ltd., Hyundai Eco Energy Co., Ltd., YeongGwang Yaksu Wind Electric. Co., Ltd., Green Energy Electricity Generation Co., Ltd., Korea Energy Solutions Co., Ltd., ITR Co., Ltd., Structure test network Co., Ltd., Namjeongsusang Solar Power Operatin Co., Ltd., Indeck Niles Development, LLC, Indeck Niles Asset Management, LLC, Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Suwon New Power Co., Ltd., KPG Co., Ltd., Gwangbaek Solar Power Investment Co., Ltd., Goduk Clean Energy Co., Ltd.

Joint ventures (64 joint ventures)	Daegu Green Power Co., Ltd., KEPCO SPC Power Corporation, KAPES, Inc., Honam Wind Power Co., Ltd., Jeongam Wind Power Co., Ltd., Korea Power Engineering Service Co., Ltd., Seokmun Energy Co., Ltd., Incheon New Power Co., Ltd., Chun-cheon Energy Co., Ltd., Yeonggwangbaeksu Wind Power Co., Ltd., KW Nuclear Components Co., Ltd., KEPCO-Uhde Inc., Busan Shinho Solar Power Co., Ltd., Global Trade Of Power System Co., Ltd., Expressway Solar-light Power Generation Co., Ltd., Gansu Datang Yumen Wind Power Co., Ltd., Datang Chifeng Renewable Power Co., Ltd., Rabigh Electricity Company, Rabigh Operation & Maintenance Company Limited, Datang KEPCO Chaoyang Renewable Power Co., Ltd., Shuweihat Asia Power Investment B.V., Shuweihat Asia Operation & Maintenance Company, Waterbury Lake Uranium L.P., ASM-BG Investicii AD, RES Technology AD, Jamaica Public Service Company Limited, KV Holdings, Inc., Amman Asia Electric Power Company, Kelar S.A, PT. Tanjung Power Indonesia, Nghi Son 2 Power LLC, Daehan Wind Power PSC, MOMENTUM, Barakah One Company, Nawah Energy Company, Yeonggwang Wind Power Co., Ltd., Chester Solar IV SpA, Chester Solar V SpA, Diego de Almagro Solar SpA, South Jamaica Power Company Limited, Daesan Green Energy Co.,Ltd., RE Holiday Holdings LLC, RE Pioneer Holdings LLC, RE Barren Ridge 1 Holdings LLC, RE Astoria 2 LandCo LLC, RE Barren Ridge LandCo LLC, Laurel SpA, KIAMCO KOWEPO Bannerton Hold Co Pty Ltd, Chile Solar JV SpA, Taebaek Gadeoksan Wind Power Co., Ltd., Cheong-Song Noraesan Wind Power Co., Ltd., Chester Solar I SpA, Solar Philippines Calatagan Corporation, Saemangeum Solar Power Co., Ltd., Chungsongmeon BongSan wind power Co., Ltd., Jaeun Resident Wind Power Plant Co., Ltd., DE Energia SpA, Dangjin Eco Power Co., Ltd., Haemodum Solar Co., Ltd., Yangyang Wind Power Co., Ltd., HORUS SOLAR, S.A. DE C.V., RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V., SUNMEX RENOVABLES, S.A. DE C.V., Stavro Holding II AB

Others (3 others)	Korea Development Bank, Ulleungdo Natural Energy Co., Ltd., Garolim Tidal Power Plant Co., Ltd.

(2)	Transactions between the Company and its subsidiaries are eliminated during the consolidation and are not disclosed in notes.

(3)	Related party transactions for the years ended December 31, 2017, 2018 and 2019 are as follows:

<Sales and Others>

			Sales and others
Company name	Transaction type		2017	2018	2019
			In millions of won
<Associates>
Dongducheon Dream Power Co., Ltd.	Electricity sales	￦	17,041	6,093	7,071
Korea Gas Corporation	Electricity sales		88,011	99,933	116,484
Daejung Offshore Wind Power Co., Ltd.	Electricity sales		1	1	1
Daegu Photovoltaic Co., Ltd.	Electricity sales		349	128	327
KS Solar Co., Ltd.	Electricity sales		5	—	—
Heang Bok Do Si Photovoltaic Power Co., Ltd.	Electricity sales		2	2	2
Korea Electric Power Industrial Development Co., Ltd.	Service		14,044	10,422	11,085
Goseong Green Energy Co., Ltd.	Electricity sales		24,069	10,024	19,245
Gangneung Eco Power Co., Ltd.	Service		2,391	4,928	7,446
Shin Pyeongtaek Power Co., Ltd.	Electricity sales		9,025	8,468	21,218
Naepo Green Energy Co., Ltd.	Electricity sales		185	160	154
Noeul Green Energy Co., Ltd.	Electricity sales		32	30	30
Samcheok Eco Materials Co., Ltd.	Electricity sales		237	605	627
YTN Co., Ltd.	Electricity sales		1,987	2,043	2,257
Busan Green Energy Co., Ltd.	Electricity sales		120	19	18
Gunsan Bio Energy Co., Ltd.	Electricity sales		—	3,611	4,755
Korea Electric Vehicle Charging Service	Electricity sales		700	578	1,029
Tamra Offshore Wind Power Co., Ltd.	Electricity sales	￦	55	58	—
Daegu clean Energy Co., Ltd.	Electricity sales		421	126	—
Cheongna Energy Co., Ltd.	Service		7,980	11,688	9,922
Gangwon Wind Power Co., Ltd.	Electricity sales		994	2,402	2,433
Gwangyang Green Energy Co., Ltd.	Electricity sales		—	874	122
Hyundai Green Power Co., Ltd.	Design service		14,280	14,031	13,106
Korea Power Exchange	Service		8,446	6,854	7,670
Hyundai Energy Co., Ltd.	Service		15,627	1,718	3,437
Taebaek Wind Power Co., Ltd.	Service		813	614	991
Taeback Guinemi Wind Power Co., Ltd.	Electricity sales		—	—	77
Pyeongchang Wind Power Co., Ltd.	Design service		1,176	1,166	1,189
Daeryun Power Co., Ltd.	Electricity sales		1,796	1,731	1,879
Changjuk Wind Power Co., Ltd.	Electricity sales		788	758	927
GS Donghae Power Co., Ltd.	Electricity sales		11,204	7,238	15,792
KNH Solar Co., Ltd.	Electricity sales		17	17	17
S-Power Co., Ltd.	Service		12,852	9,118	6,535
PND solar Co., Ltd	Electricity sales		—	12	407
Hyundai Ecoenergy Co., Ltd.	Electricity sales		—	—	117
YeongGwang Yaksu Wind Electric. Co., Ltd.	Electricity sales		—	—	81
Korea Energy Solution Co., Ltd.	Electricity sales		—	—	52
Suwon New Power Co., Ltd.	Electricity sales		—	—	5,606
9 Associates (Overseas)	Electricity sales and others		21,864	60,318	98,450

<Joint ventures>
Daegu Green Power Co., Ltd.	Electricity sales		1,131	1,022	1,151
KAPES, Inc.	Commission		1,420	648	504
Dangjin Eco Power Co., Ltd.	Technical fee		670	3,424	4
Honam Wind Power Co., Ltd.	Electricity sales		552	415	657
Jeongam Wind Power Co., Ltd.	Electricity sales		30	724	1,198
Korea Power Engineering Service Co., Ltd.	Service		1,317	840	348
Seokmun Energy Co., Ltd.	Service		1,765	1,897	1,495
Incheon New Power Co., Ltd.	Construction revenue		539	568	354
Chun-cheon Energy Co., Ltd.	Electricity sales		4,855	2,471	2,397
Yeonggwangbaeksu Wind Power Co., Ltd.	Electricity sales		1,654	1,540	1,744
Yeonggwang Wind Power Co., Ltd.	Electricity sales		—	46	705
KW Nuclear Components Co., Ltd.	Service		644	839	721
KEPCO-Uhde Inc.	Service		34	17	15
Busan Shinho Solar Power Co., Ltd.	Electricity sales		87	362	452
Daesan Green Energy Co., Ltd.	Electricity sales		—	—	39
Cheong-Song Noraesan Wind Power Co., Ltd.	Electricity sales		—	—	6
Saemangeum Solar Power Co., Ltd.	Service		—	—	2,230
Jaeun Resident Wind Power Plant Co., Ltd.	Electricity sales		—	—	105
25 Joint ventures (Overseas)	Electricity sales and others		131,343	206,054	1,275,279

<Others>
Yeongwol Energy Station Co., Ltd.	Service		830	373	—
DS POWER Co., Ltd.	Service		5,819	565	—
Ulleungdo Natural Energy Co., Ltd.	Service		1,013	292	—
Korea Development Bank	Electricity sales		3,239	3,524	3,948
	Interest income		1,685	4,438	2,091

<Purchase and Others>

			Purchase and others
Company name	Transaction type		2017	2018	2019
			In millions of won
<Associates>
Dongducheon Dream Power Co., Ltd.	Electricity purchase	￦	813,440	828,547	689,510
Korea Gas Corporation	Purchase of power generation fuel		3,245,519	5,191,243	4,049,486
Daegu Photovoltaic Co., Ltd.	REC purchase		3,646	3,745	3,626
KS Solar Co., Ltd.	REC purchase		900	—	—
Heang Bok Do Si Photovoltaic Power Co., Ltd.	Rental fee and others		570	455	450
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering service fee		289,293	261,668	245,057
Goseong Green Energy Co., Ltd.	Electricity purchase		—	—	32
Gangneung Eco Power Co., Ltd.	Service		—	19	—
Shin Pyeongtaek Power Co., Ltd.	Electricity purchase		—	—	119,162
Noeul Green Energy Co., Ltd.	REC purchase		15,862	18,282	22,767
Samcheok Eco Materials Co., Ltd.	Electricity purchase		14	3,819	9,425
YTN Co., Ltd.	Electricity purchase		731	322	333
Busan Green Energy Co., Ltd.	Electricity purchase		12,189	25,123	13,811
Gunsan Bio Energy Co., Ltd.	Electricity purchase		—	—	3,022
Korea Electric Vehicle Charging Service	Electricity purchase		1,093	605	536
Tamra Offshore Wind Power Co., Ltd.	Electricity purchase		2,105	8,371	—
Cheongna Energy Co., Ltd.	Service		59	58	58,747
YaksuESS Co., Ltd	Service		—	—	1,191
Gangwon Wind Power Co., Ltd.	Electricity purchase		25,968	25,407	24,116
Hyundai Green Power Co., Ltd.	Electricity purchase		458,378	480,815	507,662
Korea Power Exchange	Trading Fees		207,855	137,489	120,509
Hyundai Energy Co., Ltd.	Electricity purchase		87,607	3,445	2,847
Taebaek Wind Power Co., Ltd.	REC purchase		6,534	8,582	7,070
Taeback Guinemi Wind Power Co., Ltd.	Electricity purchase		—	—	349
Pyeongchang Wind Power Co., Ltd.	Service		4,033	6,994	5,188
Daeryun Power Co., Ltd.	Electricity purchase		146,189	184,063	144,862
Changjuk Wind Power Co., Ltd.	Electricity purchase		6,981	7,929	6,994
GS Donghae Electric Power Co., Ltd.	Electricity purchase		351,367	780,233	681,379
KNH Solar Co., Ltd.	Electricity purchase		3,947	3,586	3,377
S-Power Co., Ltd.	Electricity purchase		457,329	507,875	522,469
Hadong Mineral Fiber Co., Ltd.	Service		—	60	—
Green Biomass Co., Ltd.	Woodchip purchase		1,345	440	—
YeongGwang Yaksu Wind Electric. Co., Ltd	Electricity purchase		—	2,437	6,511
PND solar., Ltd	Service		—	—	557
Hyundai Ecoenergy Co., Ltd.	Electricity purchase		—	—	6,810
Korea Energy Solution Co., Ltd.	Electricity purchase		—	—	15
9 Associates (Overseas)	Electricity purchase and others		72	31	—

<Joint ventures>
Daegu Green Power Co., Ltd.	Electricity purchase		252,024	287,008	296,464
KAPES, Inc.	Service		164,165	77,758	142,511
Honam Wind Power Co., Ltd.	Electricity purchase		5,962	7,700	5,306
Korea Power Engineering Service Co., Ltd.	Service		1,292	1,765	1,774
Seokmun Energy Co., Ltd.	REC purchase		21,674	31,759	26,370
Chun-cheon Energy Co., Ltd.	REC purchase		194,136	320,954	313,471
Yeonggwangbaeksu Wind Power Co., Ltd.	Electricity purchase		11,124	11,366	11,739
Yeonggwang Wind Power Co., Ltd.	Electricity purchase		—	—	11,940
Busan Shinho Solar Power Co., Ltd.	REC purchase		7,984	7,901	7,843
Global Trade Of Power System Co., Ltd.	Service		414	565	502
Expressway Solar-light Power Generation Co., Ltd.	Electricity purchase		2,941	3,513	3,067
25 Joint ventures (Overseas)	Electricity purchase and others		2,785	1,404	7,232

<Others>
Yeongwol Energy Station Co., Ltd.	REC purchase		14,256	4,019	—
Ulleungdo Natural Energy Co., Ltd.	Service		119	63	—
Korea Development Bank	Interest expense		4,573	5,043	4,063
	Dividend paid		418,407	166,876	20

(4)	Receivables and payables arising from related party transactions as of December 31, 2018 and 2019 are as follows:

			Receivables		Payables
Company name	Type		2018	2019	2018	2019
			In millions of won
<Associates>
Dongducheon Dream Power Co., Ltd.	Trade receivables	￦	332	323	—	—
	Non-trade receivables and others		298	267	—	—
	Trade payables		—	—	74,651	85,920
	Non-trade payables and others		—	—	10	12
Korea Gas Corporation	Trade receivables		9,439	9,267	—	—
	Non-trade receivables and others		498	38	—	—
	Trade payables		—	—	601,092	462,138
	Non-trade payables and others		—	—	314	560
Daegu Photovoltaic Co., Ltd.	Trade payables		—	—	83	69
Korea Power Engineering Service Co., Ltd.	Trade receivables		—	74	—	—
Korea Electric Power Industrial Development Co., Ltd.	Trade receivables		278	243	—	—
	Non-trade receivables and others		51	43	—	—
	Trade payables		—	—	—	3,756
	Non-trade payables and others		—	—	13,102	3,827
Goseong Green Energy Co., Ltd.	Trade receivables		—	103	—	—
	Non-trade receivables and others		—	5,285	—	—
	Non-trade payables and others		—	—	43,020	65,626
Gangneung Eco Power Co., Ltd.	Trade receivables		1	115	—	—
	Non-trade receivables and others		99	65	—	—
Shin Pyeongtaek Power Co., Ltd.	Trade receivables		123	1,013	—	—
	Non-trade receivables and others		242	2,281	—	—
	Trade payables		—	—	—	64,696
	Non-trade payables and others		—	—	82	61
Naepo Green Energy Co., Ltd.	Trade receivables		17	18	—	—
Noeul Green Energy Co., Ltd.	Trade receivables		3	3	—	—
	Non-trade payables and others		—	—	8,774	1,855
Samcheok Eco Materials Co., Ltd.	Trade receivables		61	59	—	—
YTN Co., Ltd.	Trade receivables		98	97	—	—
	Non-trade payables and others		—	—	11	—
Busan Green Energy Co., Ltd.	Trade receivables		1	1	—	—
	Non-trade payables and others		—	—	10,882	606
Gunsan Bio Energy Co., Ltd.	Non-trade receivables and others		3,458	—	—	—
Korea Electric Vehicle Charging Service	Trade receivables		69	137	—	—
	Non-trade receivables and others		354	529	—	—
	Non-trade payables and others		—	—	56	—
Daegu Clean Energy Co., Ltd.	Non-trade receivables and others		17	—	—	—
Cheongna Energy Co., Ltd.	Trade receivables		183	1,074	—	—
Yaksu ESS Co., Ltd.	Trade payables		—	—	—	525
Gangwon Wind Power Co., Ltd.	Trade receivables		10	7	—	—
	Trade payables		—	—	2,547	2,979
Gwangyang Green Energy Co., Ltd.	Non-trade receivables and others		—	1,334	—	—
Hyundai Green Power Co., Ltd.	Trade receivables		390	502	—	—
	Trade payables		—	—	38,072	41,587
Korea Power Exchange	Trade receivables		847	1,142	—	—
	Non-trade receivables and others		229	114	—	—
	Non-trade payables and others		—	—	1,214	4,160
Hyundai Energy Co., Ltd.	Trade receivables		57	128	—	—
	Non-trade receivables and others		9,664	12,532	—	—
	Trade payables		—	—	259	175
	Non-trade payables and others		—	—	8,021	9,178

			Receivables		Payables
Company name	Type		2018	2019	2018	2019
			In millions of won
<Associates>
Ecollite Co., Ltd.	Non-trade receivables and others	￦	210	210	—	—
Taebaek Wind Power Co., Ltd.	Trade payables		—	—	453	358
	Non-trade payables and others		—	—	291	243
Taebaek Guinemi Wind Power Co., Ltd.	Non-trade receivables and others		—	2	—	—
	Trade payables		—	—	—	190
Pyeongchang Wind Power Co., Ltd.	Trade receivables		4	4	—	—
	Non-trade payables		—	—	25	—
Daeryun Power Co., Ltd.	Trade receivables		178	144	—	—
	Trade payables		—	—	15,845	19,843
Changjuk Wind Power Co., Ltd.	Trade payables		—	—	455	447
	Non-trade payables and others		—	—	273	280
GS Donghae Electric power Co., Ltd.	Trade receivables		245	175	—	—
	Non-trade receivables and others		2,537	367	—	—
	Trade payables		—	—	69,820	69,811
	Non-trade payables and others		—	—	59	16
KNH Solar Co., Ltd.	Trade receivables		1	1	—	—
S-Power Co., Ltd.	Trade receivables		922	89	—	—
	Non-trade receivables and others		34	43	—	—
	Trade payables		—	—	56,897	53,705
	Non-trade payables and others		—	—	16	—
PND solar., Ltd.	Trade receivables		3	—	—	—
Hyundai Ecoenergy Co., Ltd.	Trade receivables		—	16	—	—
YeongGwang Yaksu Wind Electric. Co., Ltd.	Trade receivables		—	5	—	—
	Trade payables		—	—	2,679	—
Cheong-Song Noraesan Wind Power Co., Ltd.	Trade receivables		—	1	—	—
Suwon New Power Co., Ltd.	Non-trade receivables and others		—	2,939	—	—
4 Associates (Overseas)	Non-trade receivables and others		455	1,112	—	—

<Joint ventures>
Daegu Green Power Co., Ltd.	Trade receivables		110	113	—	—
	Non-trade receivables and others		12	1	—	—
	Trade payables		—	—	32,609	28,980
KAPES, Inc.	Trade receivables		—	1	—	—
	Non-trade receivables and others		253	—	—	—
	Non-trade payables and others		—	—	338	50,738
Dangjin Eco Power Co., Ltd.	Trade receivables		—	2	—	—
	Non-trade receivables and others		18	—	—	—
Honam Wind Power Co., Ltd.	Trade payables		—	—	432	347
	Non-trade payables		—	—	3,573	1,671
Jeongam Wind Power Co., Ltd.	Trade receivables		151	165	—	—
	Non-trade payables and others		—	—	2	6
Korea Power Engineering Service Co., Ltd.	Non-trade receivables		—	74	—	—
Seokmun Energy Co., Ltd.	Trade receivables	￦	39	51	—	—
	Non-trade receivables		303	136	—	—
	Non-trade payables		—	—	5,043	4,750
Incheon New Power Co., Ltd.	Trade receivables		128	—	—	—
Chun-cheon Energy Co., Ltd.	Trade receivables		20	260	—	—
	Non-trade receivables and others		308	5,362	—	—
	Trade payables		—	—	33,796	23,438
<Joint ventures>
Yeonggwangbaeksu Wind Power Co., Ltd.	Trade receivables		7	6	—	—
	Non-trade receivables		—	157	—	—
	Trade payables		—	—	736	671
	Non-trade payables		—	—	789	1,526
Yeonggwang Wind Power Co., Ltd.	Trade receivables		10	10	—	—
	Non-trade receivables and others		—	54	—	—
	Non-trade payables and others		—	—	—	2,432
KW Nuclear Components Co., Ltd.	Trade receivables		4	4	—	—
	Non-trade receivables and others		31	15	—	—
KEPCO-Uhde Inc.	Non-trade payables		—	—	4	9
Busan Shinho Solar Power Co., Ltd.	Trade receivables		2	2	—	—
	Trade payables		—	—	175	148
	Non-trade payables		—	—	717	733
Daesan Green Energy Co., Ltd.	Trade receivables		—	6	—	—
Cheong-Song Noraesan Wind Power Co., Ltd.	Trade receivables		—	1	—	—
Saemangeum Solar Power Co., Ltd.	Non-trade receivables and others		—	2,197	—	—
14 Joint ventures (Overseas)	Trade receivables		30,208	51,700	—	—
	Non-trade receivables and others		740	13,652	—	—
	Non-trade payables and others		—	—	18,379	87,404

<Others>
Korea Development Bank	Accrued interest income		1,147	1,630	—	—
	Non-trade receivables and others		12,125	146,416	—	—
	Non-trade payables and others		—	—	218	152
	Derivatives		27,306	41,368	18,095	6,531

(5)	Loans and others arising from related party transactions as of December 31, 2018 and 2019 are as follows:

Type	Company name		Beginning balance	Loans	Collection	Others	Ending balance
			In millions of won
Associates	KNOC Nigerian East Oil Co., Ltd., KNOC Nigerian West Oil Co., Ltd.	￦	27,634	132	—	910	28,676
	(Allowance for doubtful accounts)		(6,065)	—	—	(1,260)	(7,325)
Associates	PT. Cirebon Electric Power		8,696	—	(8,900)	782	578
Associates	Xe-Pian Xe-Namnoy Power Co., Ltd.		1,413	20,148	—	(606)	20,955
Associates	PT. Wampu Electric Power		14,880	—	—	1,622	16,502
Associates	Gunsan Bio Energy Co., Ltd.		9,396	3,000	—	—	12,396
	(Allowance for doubtful accounts)		—	(10,128)	—	—	(10,128)
Associates	Hyundai Energy Co., Ltd.	￦	2,465	—	—	—	2,465
	(Allowance for doubtful accounts)		(2,465)	—	—	—	(2,465)
Joint ventures	Recursos Solares PV de Mexico II SA DE CV		—	1,054	—	1	1,055
Joint ventures	Horus Solar SA DE CV		—	3,320	—	3	3,323
Joint ventures	SUNMEX RENOVABLES SA DE CV		—	144	—	—	144
Joint ventures	Kelar S.A		48,694	—	(8,320)	1,784	42,158
Joint ventures	Chester Solar IV SpA		—	1,688	(1,688)	—	—
Joint ventures	Chester Solar V SpA		—	535	(535)	—	—
Joint ventures	Diego de Almagro Solar SpA		—	2,101	(2,101)	—	—
Joint ventures	Chun-cheon Energy Co., Ltd.		616	4,441	—	—	5,057
Joint ventures	Dangjin Eco Power Co., Ltd. (before the spin-off)		—	2,600	(2,600)	—	—
Joint ventures	DE energia SpA		—	6,799	—	(167)	6,632
Joint ventures	Eumseong Natural Gas Power Co., Ltd.(*1)		—	20,000	(20,000)	—	—

		￦	105,264	55,834	(44,144)	3,069	120,023

(*1)	Eumseong Natural Gas Power Co., Ltd. was established by spin-off from Dangjin Eco Power Co., Ltd. and merged by the Company during the year ended December 31, 2019.

(6)	Borrowings arising from related party transactions as of December 31, 2018 and 2019 are as follows:

Related parties	Type		Beginning balance	Borrowings	Repayment	Others	Ending balance
			In millions of won
Korea Development Bank	Facility	￦	66,793	5,700	(12,648)	—	59,845
	Others		4,154	—	(654)	—	3,500
	Operating funds		81,000	172,442	(73,992)	(450)	179,000
	Syndicated Loan		17,277	—	(1,055)	863	17,085

(7)	Guarantees provided to associates or joint ventures as of December 31, 2019 are as follows:

Primary guarantor	Principal obligor	Type of guarantees	Credit limit	Guarantee
In millions of won and thousands of foreign currencies
Korea Electric Power Corporation	Shuweihat Asia Operation & Maintenance Company	Performance guarantees	USD 11,000	Shuweihat Asia Power Investment B.V.

Korea Electric Power Corporation	Rabigh Operation & Maintenance Company Limited	Performance guarantees and others	USD 1,387	Rabigh Electricity Company

Korea Electric Power Corporation	Nghi Son 2 Power LLC	Performance guarantees	USD 70,000	SMBC Ho Chi Minh and others
Korea Electric Power Corporation	Barakah One Company	Debt guarantees	USD 900,000	Export-Import Bank of Korea and others

		Performance guarantees and others	USD 4,430,240

Korea Electric Power Corporation	RE Holiday Holdings LLC	Performance guarantees	USD 223,000	EPS Renewables Holdings, LLC, Santander Bank and others

Korea Electric Power Corporation	RE Pioneer Holdings LLC	Performance guarantees	USD 170,000	EPS Renewables Holdings, LLC, Santander Bank and others

Korea Electric Power Corporation	RE Barren Ridge 1 Holdings LLC	Performance guarantees	USD 149,000	EPS Renewables Holdings, LLC, Santander Bank and others

Korea Electric Power Corporation	Rabigh Electricity Company	Performance guarantees	SAR 6,508	Hana Bank

Korea Electric Power Corporation		Debt guarantees	SAR 80,000

Korea Electric Power Corporation	Shuweihat Asia Power Investment B.V.	Performance guarantees	USD 100,000	ING Bank

Korea Electric Power Corporation	Amman Asia Electric Power Company

Korea Western Power Co., Ltd.	Cheongna Energy Co., Ltd.	Collateralized money invested	KRW 1,411	Hana Bank and others
		Guarantees for supplemental funding and others(*1)	—
Korea Western Power Co., Ltd.	Xe-Pian Xe-Namnoy Power Co., Ltd.	Payment guarantees for business reserve	USD 2,500	Krung Thai Bank
		Collateralized money invested	KRW 72,935
		Impounding bonus guarantees	USD 5,000	SK E&C

Korea Western Power Co., Ltd.	Rabigh Operation & Maintenance Company Limited	Performance guarantees and others	SAR 5,600	Saudi Arabia British Bank

Korea Western Power Co., Ltd.	Daegu Photovoltaic Co., Ltd.	Collateralized money invested	KRW 2,060	Korea Development Bank

Korea Western Power Co., Ltd.	Dongducheon Dream Power Co., Ltd.	Collateralized money invested(*7)	KRW 41,531	Kookmin Bank and others
		Debt guarantees	KRW 20,300	BNK Securities and others

Korea Western Power Co., Ltd.	PT. Mutiara Jawa	Collateralized money invested	KRW 1,438	Woori Bank Nonghyup Bank
Korea Western Power Co., Ltd.	Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Collateralized money invested	KRW 215

Korea Western Power Co., Ltd.	Shin Pyeongtaek Power Co., Ltd.	Collateralized money invested	KRW 66,956	Kookmin Bank
		Guarantees for supplemental funding(*1)	—	Kookmin Bank and others

Korea East-West Power Co., Ltd.	Busan Shinho Solar Power Co., Ltd.	Collateralized money invested	KRW 5,045	Korea Development Bank and others

Korea East-West Power Co., Ltd.	Seokmun Energy Co., Ltd.	Collateralized money invested	KRW 17,342	Kookmin Bank and others
		Guarantees for supplemental funding(*1)	—

Korea East-West Power Co., Ltd.	Chun-cheon Energy Co., Ltd.	Collateralized money invested	KRW 34,872	Kookmin Bank and others
		Guarantees for supplemental funding(*1)	KRW 20,000
Korea East-West Power Co., Ltd.	Honam Wind Power Co., Ltd.	Collateralized money invested	KRW 4,375	Shinhan Bank and others
		Guarantees for supplemental funding(*1)	—

Korea East-West Power Co., Ltd.	GS Donghae Electric Power Co., Ltd.	Collateralized money invested	KRW 255,983	Korea Development Bank and others
		Guarantees for supplemental funding(*1)	—

Korea East-West Power Co., Ltd.	Yeonggwangbaeksu Wind Power Co., Ltd.	Collateralized money invested	KRW 3,040	Kookmin Bank and others

Korea East-West Power Co., Ltd.	Yeonggwang Wind Power Co., Ltd.	Collateralized money invested	KRW 17,627	KDB Capital Corporation and others
		Guarantees for supplemental funding(*1)	—

Korea East-West Power Co., Ltd.	Daesan Green Energy Co., Ltd.	Collateralized money invested	KRW 17,182	IBK
		Guarantees for supplemental funding(*1)	KRW 18,989	IBK

Korea East-West Power Co., Ltd.	Taebaek Gadeoksan Wind Power Co., Ltd.	Collateralized money invested	KRW 7,846	Samsung Fire & Marine Insurance Co., Ltd. and others

Korea East-West Power Co., Ltd.	PT. Tanjung Power Indonesia	Debt guarantees	USD 24,544	Sumitomo Mitsui Banking Corporation
		Other guarantees	USD 3,150	PT Adaro Indonesia
		Guarantees for supplemental funding(*1)	—	Sumitomo Mitsui Banking Corporation and others
		Collateralized money invested	KRW 34,327	MUFG and others

Korea East-West Power Co., Ltd.	South Jamaica Power Company Limited	Performance guarantees	USD 14,400	Societe Generale
		Collateralized money invested	KRW 13,863	JCSD Trustee Services Limited and others

EWP Barbados 1 SRL	South Jamaica Power Company Limited	Guarantees for supplemental funding(*1, 3)	—	JCSD Trustee Services Limited and others

Korea East-West Power Co., Ltd.	DE Energia SpA	Collateralized money invested	KRW 8,665	Mirae Asset Daewoo Co., Ltd. and others

Korea East-West Power Co., Ltd.		Debt guarantees	KRW 6,632

Korea Southern Power Co., Ltd.	KNH Solar Co., Ltd.	Collateralized money invested	KRW 2,382	Shinhan Bank and Kyobo Life Insurance Co., Ltd.
		Performance guarantees and guarantees for supplemental funding(*1)	—

Korea Southern Power Co., Ltd.	Daeryun Power Co., Ltd.	Collateralized money invested	KRW 26,247	Korea Development Bank and others
		Guarantees for supplemental funding and others(*1)	KRW 8,000

Korea Southern Power Co., Ltd.	Daegu Green Power Co., Ltd.	Collateralized money invested	KRW 22,824	Shinhan Bank and others
		Performance guarantees	—

Korea Southern Power Co., Ltd.	Kelar S.A	Performance guarantees	USD 61,692	Hana Bank, MUFG

Korea Southern Power Co., Ltd.	Daehan Wind Power PSC	Debt guarantees(*9)	USD 16,000	Shinhan Bank
		Performance guarantees	USD 3,600
		Debt guarantees(*9)	USD 240
		Performance Debt guarantees(*9)	USD 1,898	Hana Bank

Korea Southern Power Co., Ltd.	Pyeongchang Wind Power Co., Ltd.	Collateralized money invested	KRW 5,877	Woori Bank and Shinhan Bank and others
		Performance guarantees	—

Korea Southern Power Co., Ltd.	Taebaek Guinemi Wind Power Co., Ltd.	Collateralized money invested	KRW 2,553	IBK
		Guarantees for supplemental funding(*1)	—

Korea Southern Power Co., Ltd.	Jeongam Wind Power Co., Ltd.	Guarantees for supplemental funding(*1) and performance guarantees	—	SK Securities.Co., LTD., KDB Capital Corporation, and others
		Collateralized money invested	KRW 4,437

Korea Southern Power Co., Ltd.	Taebaek Wind Power Co., Ltd.	Guarantees for supplemental funding(*1)	—	Shinhan Bank and others

Korea Southern Power Co., Ltd.	Samcheok Eco Materials Co., Ltd.	Payment guarantees(*4,7)	—	SEM Investment Co., Ltd.

Kospo Chile SpA	Kelar S.A.	Collateralized money invested	KRW 70,462	Export-Import Bank of Korea and others
	Chester Solar I SpA	Collateralized money invested	KRW 1,157	IBK
	Chester Solar IV SpA	Collateralized money invested	KRW 672
	Chester Solar V SpA	Collateralized money invested	KRW 146
	Diego de Almagro Solar Spa	Collateralized money invested	KRW 1,035
	Laurel SpA	Collateralized money invested	KRW 595

Korea Midland Power Co., Ltd.	YeongGwang Yaksu Wind Electric. Co., Ltd.	Collateralized money invested	KRW 386	IBK and others

Korea Midland Power Co., Ltd.	Hyundai Green Power Co., Ltd.	Collateralized money invested	KRW 124,253	Korea Development Bank and others

Korea Midland Power Co., Ltd.	PT. Cirebon Electric Power	Debt guarantees	USD 11,248	Mizuho Bank

Korea Midland Power Co., Ltd.	PT. Wampu Electric Power	Debt guarantees	USD 4,854	SMBC

Korea Midland Power Co., Ltd.	Green Energy Electricity Generation Co., Ltd.	Collateralized money invested	KRW 163	IBK
		Guarantees for supplemental funding and others(*1)	—	IBK and others

Korea Midland Power Co., Ltd.	YaksuESS Co., Ltd.	Collateralized money invested	KRW 516	IBK

Korea Midland Power Co., Ltd.	Namjeongsusang Solar Power Operatin Co., Ltd.	Collateralized money invested	KRW 812	IBK

Korea Midland Power Co., Ltd.	Gwangbaek Solar Power Investment Co., Ltd.	Collateralized money invested	KRW 2,054	IBK

Korea South-East Power Co., Ltd.	Hyundai Energy Co., Ltd.	Collateralized money invested(*5)	—	IBK

		Guarantees for supplemental funding and others(*1,6)	KRW 76,800	NH investment & securities Co., Ltd. and others

Korea South-East Power Co., Ltd.	S-Power Co., Ltd.	Collateralized money invested	KRW 115,784	Korea Development Bank and others

Korea South-East Power Co., Ltd.	RES Technology AD	Collateralized money invested	KRW 16,248	UniCredit Bulbank and others

Korea South-East Power Co., Ltd.	ASM-BG Investicii AD	Collateralized money invested	KRW 19,376	UniCredit Bulbank and others

Korea South-East Power Co., Ltd.	Expressway Solar-light Power Generation Co., Ltd.	Guarantees for supplemental funding(*1,2)	KRW 2,500	Woori Bank

Korea South-East Power Co., Ltd.	Goseong Green Energy Co., Ltd.	Collateralized money invested	KRW 2,340	Kyobo Life Insurance Co., Ltd. and others

Korea South-East Power Co., Ltd.	Gangneung Eco Power Co., Ltd.	Collateralized money invested	KRW 2,430	Kyobo Life Insurance Co., Ltd. and others

Korea South-East Power Co., Ltd.	PND solar., Ltd.	Collateralized money invested	KRW 1,144	IBK

Korea South-East Power Co., Ltd.	Hyundai Eco Energy Co., Ltd.	Collateralized money invested	KRW 3,781	Samsung Life Insurance and others

Korea South-East Power Co., Ltd.	Jaeun Resident Wind Power Plant Co., Ltd.	Collateralized money invested	KRW 2,198	IBK

Korea South-East Power Co., Ltd.	Cheongsong Myeonbongsan Wind Power Plant Co., Ltd.	Collateralized money invested	KRW 2,764	Kyobo Life Insurance Co., Ltd. and others

Korea Hydro & Nuclear Power Co., Ltd.	Noeul Green Energy Co., Ltd.	Collateralized money invested	KRW 6,611	Hana Bank and others
		Guarantees for supplemental funding(*1)	—

Korea Hydro & Nuclear Power Co., Ltd.	Busan Green Energy Co., Ltd.	Collateralized money invested	KRW 10,636	Shinhan Bank and others

Korea Hydro & Nuclear Power Co., Ltd.	Cheong-Song Noraesan Wind Power Co., Ltd.	Collateralized money invested	KRW 3,044	Woori Bank and others
		Guarantees for supplemental funding(*1)	—

KEPCO Plant Service & Engineering Co., Ltd.	Incheon New Power Co., Ltd.	Collateralized money invested(*8)	—	Shinhan Bank
		Guarantees for supplemental funding(*1)	—

(*1)	The Company guarantees to provide supplemental funding for business with respect to excessive business expenses or insufficient repayment of borrowings.

(*2)

The Company has granted the right to Hana Financial Investment Co., Ltd., as an agent for the creditors to Expressway Solar-light Power Generation Co., Ltd. (“ESPG”), to the effect that in the event of acceleration of ESPG’s payment obligations under certain borrowings to such creditors, Hana Financial may demand the Company to dispose of shares in ESPG held by the Company and apply the resulting proceeds to repayment of ESPG’s obligations.

(*3)

This includes a guarantee for the shareholder’s capital payment in connection with the business of 190MW gas complex thermal power plant in Jamaica. EWP Barbados 1 SRL’s capital contribution amount is USD 18,400,000 and there is no residual guarantee amount among total collateral limit.

(*4)

Controlling and non-controlling common shareholders of Samcheok Eco Materials Co., Ltd. have pre-emption rights, if preferred shareholders intend to sell their shares until December 23, 2020. And promised yield of the preferred stock is guaranteed through the transaction. As of December 31, 2019, the Company has recognized derivative liabilities of ￦6,205 million related to the guarantee. Meanwhile, the Company is under an agreement with Samcheok Eco Materials Co., Ltd. that if a damage incurs related to the fulfillment of obligations pursuant to the mandatory contract of coal ash supply, compensation for the expected amount of the damage should be settled.

(*5)

The Company recognized an impairment loss on all of the equity securities of Hyundai Energy Co., Ltd. in prior years, and the acquisition cost of the securities provided as collateral is ￦47,067 million.

(*6)

Pursuant to the guarantee agreement, the Company recognized other provisions of ￦28,717 million as the possibility of economic benefit outflow to fulfill the obligation was deemed probable and the amount could be reasonably estimated.

(*7)	The common stocks of Dongducheon Dream Power Co., Ltd. held by the Company were pledged as collateral.

(*8)

The Company recognized an impairment loss on all of the equity securities of Incheon New Power Co., Ltd. during the year ended December 31,2019, and the acquisition cost of the securities provided as collateral is ￦461 million.

(*9)

The Company provided a payment guarantee to Daehan Wind Power PSC for reimbursement of Equity Bridge Loan(EBL), opening LC for Debt Service Reserve Account(DSRA), guarantee for the swap termination costs and others.

(8)	As of December 31, 2019, there is no financial guarantee contract provided by related parties.

(9)	Derivatives transactions with related parties as of December 31, 2019 are as follows:

(i)	Currency Swap

Counterparty	Contract year		Contract Amount		Contract interest rate per annum			Contract exchange rate
			Pay	Receive	Pay (%)	Receive (%)
	In millions of won and thousands of foreign currencies
Korea Development Bank	2019~2024	￦	177,600	USD 150,000	1.24%	2.50%	￦	1,184.00
	2015~2025		111,190	USD 100,000	2.62%	3.25%		1,111.90
	2017~2027		111,610	USD 100,000	2.31%	3.13%		1,116.10
	2018~2028		108,600	HKD 800,000	2.69%	3.35%		135.75
	2018~2023		170,280	USD 150,000	2.15%	3.75%		1,135.20
	2019~2027		119,978	CHF 100,000	1.43%	0.05%		1,199.78
	2017~2020		114,580	USD 100,000	1.75%	2.38%		1,145.80
	2016~2021		121,000	USD 100,000	2.15%	2.50%		1,210.00
	2019~2022		112,650	USD 100,000	1.80%	3.38%		1,126.50
	2018~2023		320,880	USD 300,000	2.03%	3.75%		1,069.60
	2019~2022		117,340	USD 100,000	1.06%	2.38%		1,173.40
	2018~2021		212,960	USD 200,000	2.10%	3.00%		1,064.80
	2017~2022		113,300	USD 100,000	1.94%	2.63%		1,133.00
	2018~2023		169,335	USD 150,000	2.26%	3.88%		1,128.90

(ii)	Currency forward

Counterparty	Contract date	Maturity date		Contract amounts			Contract exchange rate
				Pay	Receive
	In millions of won and thousands of foreign currencies
Korea Development Bank	2017.12.27	2021.07.12	￦	104,849	USD 100,000	￦	1,048.49
	2019.12.11	2020.01.15		11,925	USD 10,000		1,192.50
	2019.12.30	2020.01.23		4,630	USD 4,000		1,157.40

(10)

The Company considers executive directors and executive head officer in charge of planning, operation, control of business activity as the key members of management. Salaries and other compensations to the key members of management of the Company for the years ended December 31, 2017, 2018 and 2019 are as follows:

Type		2017	2018	2019
		In millions of won
Salaries	￦	1,271	1,106	1,315
Employee benefits		54	24	31

	￦	1,325	1,130	1,346